SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

13.	SEGMENTED INFORMATION

As at and for the three months ended March 31, 2026 the Company operates in 2 reportable segments (as at and for the year ended December 21, 2025 – 2). The Company organizes its two segments based on its product line as well as a corporate segment. The two segments are Drones and Corporate. The Drones segment derives its revenue from products and services related to the sale of unmanned aerial vehicles (UAV) while the Corporate segment includes all costs not directly associated with the Drone segment. The Company aggregates the information for the segments by analyzing the revenue stream and allocating direct costs to that respective segment. The Corporate segment is aggregated by relying on the entity that includes corporate costs (Draganfly Inc.).

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2026

Expressed in Canadian Dollars (unaudited)

13. SEGMENTED INFORMATION (CONTINUED)

The board of the Company relies on executive management which assesses the financial performance and position of the group and makes strategic decisions. Executive management, which has been identified as being the chief operating decision maker, consists of the chief executive officer, chief operating officer and chief financial officer.

March 31, 2026	Drones	Corporate	Total
Sales of goods	$2,232,132	$-	$2,232,132
Provision of services	80,221	-	80,221
Total revenue	2,312,353	-	2,312,353
Segment loss	430,012	3,244,075	3,674,087
Finance and other costs	678,152	-	678,152
Depreciation	120,536	715	121,251
Amortization	1,805	-	1,805
Change in fair value of derivative liability	-	1,047,731	1,047,731
Write down of inventory (note 5)	105,840	-	105,840
Net loss for the period	$1,336,345	$4,292,521	$5,628,866

March 31, 2025	Drones	Corporate	Total
Sales of goods	$1,541,811	$-	$1,541,811
Provision of services	5,904	-	5,904
Total revenue	1,547,715	-	1,547,715
Segment loss	1,872,918	1,295,088	3,168,006
Finance and other costs	34,031	-	34,031
Depreciation	72,221	3,195	75,416
Amortization	2,257	-	2,257
Change in fair value of derivative liability	-	157,830	157,830
Loss on write-off of notes receivable	-	25,951	25,951
Recovery of write down of inventory (note 5)	(38,666)	-	(38,666)
Net loss for the period	$1,942,761	$1,482,064	$3,424,825

Geographic revenue is measured by aggregating sales based on the country and the entity where the sale was made.

	March 31, 2026	December 31, 2025
Non-current assets
Canada	$940,435	$980,758
United States	630,470	548,473
	$1,570,905	$1,529,231

	For the three months ended March 31,
	2026	2025
Revenue
Canada	$2,308,375	$1,544,083
United States	3,978	3,632
	$2,312,353	$1,547,715

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2026

Expressed in Canadian Dollars (unaudited)